Note 11 - Benefits Plans 1	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Defined Benefit Plan [Text Block]

11.         Benefits Plans

Section 401(k) Plan

The Company sponsors a contributory defined contribution Section 401(k) plan covering substantially all employees who have completed one year of service, have worked 1,000 hours and have attained age twenty-one. The plan permits employees to make pretax contributions which are matched by the Company up to four percent of the employee's compensation. The Company's contributions were $127,000 and $160,000 at September 30, 2024 and December 31, 2023, respectively. Contributions made by the Company vest immediately.

The Company has a profit-sharing employer contribution component to the 401(k) Plan. The profit-sharing employer contribution is made at the discretion of management and the Board of Directors based upon current year earnings. The Company's contributions were $-0- and $96,000 at September 30, 2024 and December 31, 2023, respectively. Contributions made by the Company vest ratably beginning after the second year of service and are fully vested after an employee completes six years of service.

Employee Stock Ownership Plan

The Company sponsors an Employee Stock Option Plan (ESOP) covering substantially all employees who have completed one year of service, have worked 1,000 hours and have attained age twenty-one. Contributions to the plan are permitted based upon management’s discretion. The Company's contributions were $-0- and $206,000 at September 30, 2024 and December 31, 2023, respectively. Contributions made by the Company vest ratably beginning after the second year of service and are fully vested after an employee completes six years of service. The number of shares held by the plan were 75,080 at September 30, 2024 and December 31, 2023. All shares are allocated to participants.

In the event a terminated plan participant desires to sell his or her shares of the Company stock, or for certain employees who elect to diversify their account balances, the Company may be required to purchase the shares from the participant at their fair value. To the extent that shares of common stock held by the ESOP are not readily traded, a sponsor must reflect the maximum cash obligation related to those securities outside of stockholders’ equity.

As of September 30, 2024 and December 31, 2023, the shares held by the ESOP, fair value and maximum cash obligation were as follows:

	September 30, 2024	December 31, 2023

Shares held by the ESOP	75,080	75,080
Fair value per share	$26.00	$23.50
Maximum cash obligation	$1,952,000	$1,764,000

Deferred Directors' Compensation

The Company maintains deferred compensation plans with directors through which the payments of the directors' fees are deferred. The future liability of these agreements, which is payable in ten annual installments, was financed through the purchase of life insurance contracts.

The present value of the future liability of the plans at September 30, 2024 and December 31, 2023 was $879,000 and $908,000, respectively, and is included in other liabilities in the consolidated balance sheets. The related expenses amounted to $67,000 and $81,000 at September 30, 2024 and December 31, 2023, respectively.

Supplemental Retirement Plans

The Company has an unfunded, non-qualified supplemental executive retirement plan (SERP) for certain key executives. The SERP is designed to provide certain executives, upon attaining age 65, with projected annual distributions. The liability of the SERP at September 30, 2024 and December 31, 2023 was $1,517,000 and $1,503,000, respectively, and is included in other liabilities in the consolidated balance sheets. The related expense amounted to $67,000 and $168,000 for the nine months ended September 30, 2024 and year ended December 31, 2023, respectively. The Company offsets the cost of these plans through the purchase of bank-owned life insurance as noted below.

Bank Owned Life Insurance

The Company holds bank-owned life insurance (BOLI) with a cash value of $12,900,000 and $12,708,000 at September 30, 2024 and December 31, 2023, respectively. No additional split-dollar life insurance policies were added during the nine months ended September 30, 2024. Three additional split-dollar life insurance policies with an initial cash outlay of $1.1 million were added during the year-ended December 31, 2023. The Plan provides that the Company and the officers and directors share in the rights to the death benefits of bank owned split-dollar life insurance policies (the "BOLI Policies") and provides for additional compensation to the officers and directors, equal to any income tax consequences related to the Supplemental Plan until retirement. The amount of the BOLI Policies has been calculated so that the projected increases in their cash surrender value will substantially offset the Company's expense related to the Supplemental Retirement Plans. In addition, the BOLI Policies are intended to provide the directors with $100,000 of supplemental life insurance and the executive officers with supplemental life insurance equal to three times salary. Neither the insurance company nor the Company has guaranteed any minimum cash value.

11.         Benefits Plans

Section 401(k) Plan

The Company sponsors a contributory defined contribution Section 401(k) plan covering substantially all employees who have completed one year of service, have worked 1,000 hours and have attained age twenty-one. The plan permits employees to make pretax contributions which are matched by the Company up to four percent of the employee's compensation. The Company's contributions were $160,000 and $149,000 in 2023 and 2022, respectively. Contributions made by the Company vest immediately.

The Company has a profit-sharing employer contribution component to the 401(k) Plan. The profit-sharing employer contribution is made at the discretion of management and the Board of Directors based upon current year earnings. The Company's contributions were $96,000 and $-0- in 2023 and 2022, respectively. Contributions made by the Company vest ratably beginning after the second year of service and are fully vested after an employee completes six years of service.

Employee Stock Ownership Plan

The Company sponsors an Employee Stock Ownership Plan (ESOP) covering substantially all employees who have completed one year of service, have worked 1,000 hours and have attained age twenty-one. Contributions to the plan are permitted based upon management’s discretion. The Company's contributions were $206,000 and $277,000 in 2023 and 2022, respectively. Contributions made by the Company vest ratably beginning after the second year of service and are fully vested after an employee completes six years of service. The number of shares held by the plan were 75,080 and 72,905 at December 31, 2023 and 2022, respectively. All shares are allocated to participants.

In the event a terminated plan participant desires to sell his or her shares of the Company stock, or for certain employees who elect to diversify their account balances, the Company may be required to purchase the shares from the participant at their fair value. To the extent that shares of common stock held by the ESOP are not readily traded, a sponsor must reflect the maximum cash obligation related to those securities outside of stockholders’ equity.

As of December 31, 2023 and 2022, the shares held by the ESOP, fair value and maximum cash obligation were as follows:

Year Ended December 31,	2023	2022

Shares held by the ESOP	75,080	72,905
Fair value per share	$23.50	$28.31
Maximum cash obligation	$1,764,000	$2,064,000

Deferred Directors' Compensation

The Company maintains deferred compensation plans with directors through which the payments of the directors' fees are deferred. The future liability of these agreements, which is payable in ten annual installments, was financed through the purchase of life insurance contracts.

The present value of the future liability of the plans at December 31, 2023 and 2022 was $908,000 and $932,000, respectively, and is included in other liabilities in the consolidated balance sheets. The related expenses amounted to $81,000 and $55,000 for 2023 and 2022, respectively.

Supplemental Retirement Plans

The Company has an unfunded, non-qualified supplemental executive retirement plan (SERP) for certain key executives. The SERP is designed to provide certain executives, upon attaining age 65, with projected annual distributions. The liability of the SERP at December 31, 2023 and 2022 was $1,503,000 and $1,388,000, respectively, and is included in other liabilities in the consolidated balance sheets. The related expense amounted to $168,000 and $145,000 for the years ended December 31, 2023 and 2022, respectively. The Company offsets the cost of these plans through the purchase of bank-owned life insurance as noted below.

Bank Owned Life Insurance

The Company holds bank-owned life insurance (BOLI) with a cash value of $12,708,000 and $11,363,000 at December 31, 2023 and 2022, respectively. Three additional split-dollar life insurance policies with an initial cash outlay of $1.1 million were added during the year-ended December 31, 2023. The Plan provides that the Company and the officers and directors share in the rights to the death benefits of bank owned split-dollar life insurance policies (the "BOLI Policies") and provides for additional compensation to the officers and directors, equal to any income tax consequences related to the Supplemental Plan until retirement. The amount of the BOLI Policies has been calculated so that the projected increases in their cash surrender value will substantially offset the Company's expense related to the Supplemental Retirement Plans. In addition, the BOLI Policies are intended to provide the directors with $100,000 of supplemental life insurance and the executive officers with supplemental life insurance equal to three times salary. Neither the insurance company nor the Company has guaranteed any minimum cash value.